Equity - Schedule of Non-controlling Interest in the Subsidiary's Equity and Profit Other (Detail)	Dec. 03, 2019
Itau Corpbanca Colombia S.A. y filiales [member]
Disclosure of available for sale financial assets [line items]
Percentage of shares owned	87.10%